Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 314,000	$ 89,197	$ 83,975
Preopening expenses			602
Other receivables	5,000	228,242	1,704,751
Prepaid and Other Current Assets	$ 319,000	$ 317,439	$ 1,789,328